Fair Value Measurements - Schedule of Fair Value of Variable and Fixed Rate Long-Term Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Fair Value [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	$ 7,087,145
Fair Value [Member] | Russian Ruble [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	4,262,088
Fair Value [Member] | U.S. Dollar [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	2,422,450
Fair Value [Member] | Euro [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	402,607
Level 1 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	607,275
Level 1 [Member] | Russian Ruble [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	607,275
Level 1 [Member] | U.S. Dollar [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt
Level 1 [Member] | Euro [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt
Level 2 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	6,479,870
Level 2 [Member] | Russian Ruble [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	3,654,813
Level 2 [Member] | U.S. Dollar [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	2,422,450
Level 2 [Member] | Euro [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	402,607
Level 3 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	7,598,409
Level 3 [Member] | Russian Ruble [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	4,582,365
Level 3 [Member] | U.S. Dollar [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	2,545,557
Level 3 [Member] | Euro [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long-term debt	$ 470,487